Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

During the years ended December 31, 2014, 2015 and 2016, there were related party transactions with a shareholder and an equity investee as follows:

	2014		2015		2016
	(In millions of Korean Won)
Sales to related parties	~~W~~	11,441	~~W~~	9,454	~~W~~	10,667
Purchases from related parties		599		226		39
Amounts due from related parties		1,365		1,261		1,116
Amounts due to related parties		5,111		4,712		3,025